Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Description of Plan
1. PLAN DESCRIPTION

The PPL Employee Stock Ownership Plan (the "Plan") was adopted effective January 1, 1975 to provide for employee stock ownership in PPL Corporation ("PPL"). The Plan is currently sponsored by PPL Services Corporation (the "Company"), an unregulated subsidiary of PPL. Amounts contributed to the Plan are used to purchase shares of PPL common stock ("Common Stock"). The following description of the Plan provides only general information. Participants should refer to the plan document for a more complete description of the Plan provisions.

Employees of participating PPL companies, as defined in the plan document, are eligible to participate in the Plan on the first day of the month following their date of hire. Effective January 1, 2015, the Plan was closed to newly-hired salaried employees.

The shares of Common Stock ("Shares") allocated to a participant's account may not exceed the maximum permitted by law. All Shares credited to a participant's account are 100% vested and nonforfeitable, but cannot be pledged as security by the participant. Each participant is entitled to exercise voting rights attributable to the shares attributed to his/her account. The Common Stock is held by Fidelity Management Trust Company (the "Trustee").

The Plan allows for dividends on Shares held to be reinvested in the Plan or paid in cash to participants. Under existing income tax laws, PPL is permitted to deduct the amount of those dividends for income tax purposes on its consolidated federal income tax return and to contribute the resulting tax savings (dividend-based contribution) to the Plan. The dividend-based contribution was made in Shares or in cash that was used to buy Shares. The dividend-based contribution was expressly conditioned upon the deductibility of the contribution for federal income tax purposes.

Participants may elect to withdraw Shares from their accounts that have been allocated with respect to a plan year ending at least 36 months prior to the end of the plan year in which the election is made. Participants who elect to withdraw Shares from their accounts may receive cash or Common Stock for the number of whole Shares and cash for any fractional Shares available for withdrawal, or may make a rollover to a qualified plan.

Participants who have attained age 55 and have completed ten years of participation in the Plan may elect to withdraw Shares or diversify the value of Shares held into other investment options under the Plan. For the first five years after meeting the requirement, participants may withdraw or diversify up to an aggregate of 25% of such Shares. In the sixth year, qualified participants may withdraw or diversify up to an aggregate of 50% of such Shares. Participants who elect to diversify may direct the Trustee to invest their eligible diversification amounts into various mutual funds and investments, which are similar to those provided through PPL's 401(k) savings plans.

Upon termination of service with a participating PPL company, participants are entitled to make a withdrawal and receive cash or Common Stock for the number of whole Shares and cash for any fractional Shares allocated to them, or may make a rollover to a qualified plan. Participants who terminate service with a participating PPL company and whose account balance exceeds, or exceeded at the time of any prior distribution, $1,000, may defer distribution of the Shares in their account until April 1st of the calendar year following the year in which the participant attains age 73 for years 2023 and forward. If a participant wishes to withdraw prior to the age requirement, the entire account balance must be withdrawn.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended. The plan is designed to comply with section 4975(e)(7) and the regulations of the Internal Revenue Code of 1986, as amended (IRC).

Provisions of the plan regarding vesting, distributions and other matters are more fully described in the plan document and Summary Plan Description.

The Plan is administered by the Employee Benefit Plan Board (the "Plan Administrator"), which is composed of certain PPL officers and employees appointed by the Board of Directors of PPL.

Company contributions are held and managed by the Trustee, which invests securities and cash received, interest, and dividend income and makes distributions to participants. The Plan pays investment and certain administrative expenses directly.

Certain administrative functions of the Plan are performed by employees of the Company. No such employees receive compensation from the Plan.

Certain professional fees and administrative expenses incurred by the Plan are paid by the Company and are not included in these financial statements.